Business combinations - Summary of Changes In Balance Payable From Acquisition of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Changes in Balance Payable From Acquisition Of Subsidiaries [Abstract]
At January 1	$ 4,000	$ 9,433
Addition due to acquisition—installments	1,880	0
Addition due to acquisition – earn-out	6,483	0
Payments of principal/finance charges—installments	(3,556)	(2,242)
Payments of principal/finance charges – earn-out	(1,378)	(1,254)
Fixed installments adjustment	44	0
Earn-out adjustment	(785)	(724)
Accrued interest and others	62	679
Exchange rate differences	(327)	(1,892)
At December 31	$ 6,423	$ 4,000